Shareholders' Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Sep. 30, 2022	Jul. 14, 2022	Jun. 30, 2023	Dec. 31, 2022	Jul. 12, 2022
Shareholders' Equity (Deficit) (Details) [Line Items]
Convertible basis description			Each Class B ordinary share is convertible at any time into one Class A ordinary share, while Class A ordinary shares are not convertible into Class B ordinary shares.
Ordinary shares outstanding			111,496,668	111,496,668
IPO [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0001
American Depositary Shares [Member] | IPO [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Issuance of ordinary shares for cash		1,770,000
Sale of stock, price per share (in Dollars per share)		$ 11.5
American Depositary Shares [Member] | Supplemental Offering [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Issuance of ordinary shares for cash	2,083,334
Class B Ordinary shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares issue			57,178,154	57,178,154
Vote per share			15
Class B Ordinary shares [Member] | IPO [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary shares issue					57,178,154
Class A ordinary shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares issue			54,318,514	54,318,514
Vote per share			one
Class A ordinary shares [Member] | IPO [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary shares issue					46,611,846
Class A ordinary shares [Member] | Supplemental Offering [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Sale of stock, price per share (in Dollars per share)	$ 1.2
Net proceeds from issuance offering (in Dollars)	$ 4.5
Class A ordinary shares [Member] | American Depositary Shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Issuance of ordinary shares for cash		3,540,000
Class A ordinary shares [Member] | American Depositary Shares [Member] | IPO [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Sale of stock, price per share (in Dollars per share)		$ 5.75
Proceeds from issuance of initial public offering (in Dollars)		$ 20.4
Net proceeds (in Dollars)		$ 16.6
Class A ordinary shares [Member] | American Depositary Shares [Member] | Supplemental Offering [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Issuance of ordinary shares for cash	4,166,668
Sale of stock, price per share (in Dollars per share)	$ 2.4
Proceeds from issuance of offering (in Dollars)	$ 5.0
Ordinary Shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary shares issue			111,496,668	111,496,668